Note 11 - Fair Value Measurements (Details) - Financial Instruments, Assets and Liabilities Measured at Fair Value on Recurring Basis (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Category
Money market accounts	$ 56,767	$ 78,633	$ 110,867
Available for sale equity securities	2,315	2,302	2,233
Derivatives		163	336
Total	59,082	81,098	113,436
Liability Category
Long term contingent consideration	58,600	34,800
Fair Value, Inputs, Level 1 [Member]
Asset Category
Money market accounts	56,767	78,633	110,867
Available for sale equity securities	1,507	1,470	2,233
Total	58,274	80,103	113,100
Fair Value, Inputs, Level 2 [Member]
Asset Category
Available for sale equity securities	808	832
Derivatives		163	336
Total	808	995	336
Fair Value, Inputs, Level 3 [Member]
Liability Category
Long term contingent consideration	$ 58,600	$ 34,800